Financial expense, net	3 Months Ended
Mar. 31, 2023
Financial expense, net [Abstract]
Financial expense, net
Note 19. - Financial expense, net
Financial income and expense
The following table sets forth financial income and expenses for the three-month periods ended March 31, 2023 and 2022:

	For the three-month period ended March 31,
	2023	2022
Financial income	($ in thousands)
Interest income from loans and credits	365	383
Interest rate gains on derivatives: cash flow hedges	7,632	609
Total	7,997	992

	For the three-month period ended March 31,
	2023	2022
Financial expense	($ in thousands)
Interest on loans and notes	(83,288)	(71,126)
Interest rates losses derivatives: cash flow hedges	(1,564)	(12,276)
Total	(84,852)	(83,402)

Interest on loans and notes primarily include interest on corporate and project debt.
Gains and losses from interest rate derivatives designated as cash flow hedges primarily correspond to transfers from equity to financial expense when the hedged item impacts the consolidated income statement. The decrease of losses and increase of gains in the three-month period ended March 31, 2023 compared to the three month period ended March 31, 2022, is due to an increase in the spot interest rates in 2023 compared to 2022, which implies lower interest payments on the derivatives instruments contracted.
Net exchange differences
Net exchange differences primarily correspond to realized and unrealized exchange gains and losses on transactions in foreign currencies as part of the normal course of business of the Company.

Other financial income and expenses
The following table sets out Other financial income and expenses for the three-month periods ended March 31, 2023, and 2022:

	For the three-month period ended March 31,
Other financial income / (expenses)	2023	2022
	($ in thousands)
Other financial income	4,208	4,124
Other financial losses	(9,492)	(5,254)
Total	(5,284)	(1,130)

Other financial income in the three-month period ended March 31, 2023, primarily include interest on deposits and loans. Additionally, in the three-month period ended March 31, 2022 other financial income included an income for non-monetary change to the fair value of derivatives of Kaxu for which hedge accounting is not applied for $1.1 million, and $2.0 million of income further to the change in the fair value of the conversion option of the Green Exchangeable Notes in the period (Note 14).

Other financial losses primarily include guarantees and letters of credit, and other bank fees. In addition, in the three-month period ended March 31, 2023, other financial losses include $3.0 million of expense further to the change in the fair value of the conversion option of the Green Exchangeable Notes in the period (Note 14).